Schedule 1 - Yield, Inc,'s Financial Statements NRG Yield CF $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Operating income	$ 218,000	[1]	$ 320,000	[1]	$ 306,000	[1]
Net Cash Provided by (Used in) Operating Activities	569,000	[2]	422,000	[2]	362,000	[2]
Proceeds from Issuance of Long-term Debt	740,000	[2]	293,000	[2]	523,000	[2]
Net Cash Used in Investing Activities	(165,000)	[2]	(1,108,000)	[2]	(741,000)	[2]
Proceeds from the issuance of common stock	0	[2]	599,000	[2]	630,000	[2]
Payments of Ordinary Dividends, Common Stock	(173,000)		(139,000)		(101,000)
Net Cash Provided by Financing Activities	(193,000)	[2]	368,000	[2]	749,000	[2]
Net Increase (Decrease) in Cash and Cash Equivalents	211,000	[2]	(318,000)	[2]	370,000	[2]
Cash and cash equivalents	322,000	[2],[3]	111,000	[2],[3]	429,000	[2]
NRG Yield [Member]
Net Cash Provided by (Used in) Operating Activities	(5,000)	[4]	2,000	[4]	(1,000)	[4]
Investment in consolidated subsidiaries	5,000	[4]	(600,000)	[4]	(630,000)	[4]
Proceeds from Issuance of Long-term Debt	0	[4]	288,000	[4]	345,000	[4]
Increase (Decrease) in Notes Receivable, Related Parties	0	[4]	(281,000)	[4]	(337,000)	[4]
Net Cash Used in Investing Activities	5,000	[4]	(881,000)	[4]	(967,000)	[4]
Proceeds from the issuance of common stock	0	[4]	599,000	[4]	630,000	[4]
Payments of Financing Costs	0	[4]	(7,000)	[4]	(7,000)	[4]
Proceeds from Contributions from Affiliates	92,000	[4]	69,000	[4]	41,000	[4]
Payments of Ordinary Dividends, Common Stock	(92,000)	[4]	(69,000)	[4]	(41,000)	[4]
Net Cash Provided by Financing Activities	0	[4]	880,000	[4]	968,000	[4]
Net Increase (Decrease) in Cash and Cash Equivalents	0	[4]	1,000	[4]	0	[4]
Cash and cash equivalents	$ 1,000	[4]	$ 1,000	[4]	$ 0	[4]

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.